FAIR VALUE MEASURMENTS (Details) - $ / shares			1 Months Ended			6 Months Ended	12 Months Ended
		Aug. 15, 2014	Sep. 23, 2014		Feb. 18, 2014	Jun. 30, 2015	Dec. 31, 2014		Dec. 31, 2013
Investors Warrants [Member] | Private Placement Warrants 2011-2012 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate						0.40%	0.59%	[1]	0.70%	[1]
Expected volatility						104.00%	47.72%	[2]	52.09%	[2]
Expected life (in years)						1 year 3 months 29 days	1 year 9 months 25 days	[3]	2 years 9 months 25 days	[3]
Expected dividend yield						0.00%	0.00%	[4]	0.00%	[4]
Fair value per Warrant						$ 0.49	$ 1.05		$ 3.70
Investors Warrants [Member] | September 2014 Private Placement [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate			1.42%	[1]		1.08%	1.30%	[1]
Expected volatility			48.75%	[2]		85.04%	49.14%	[2]
Expected life (in years)			4 years	[3]		3 years 2 months 23 days	3 years 8 months 23 days	[3]
Expected dividend yield			0.00%	[4]		0.00%	0.00%	[4]
Fair value per Warrant			$ 0.25			$ 0.19	$ 0.02
Placement Agent Warrants [Member] | Private Placement Warrants 2011-2012 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate						0.20%	0.36%	[1]	0.50%	[1]
Expected volatility						97.34%	46.46%	[2]	50.91%	[2]
Expected life (in years)						9 months 11 days	1 year 3 months 7 days	[3]	2 years 3 months	[3]
Expected dividend yield						0.00%	0.00%	[4]	0.00%	[4]
Placement Agent Warrants [Member] | Private Placement Warrants 2011-2012 [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value per Warrant						$ 0.40	$ 1.06		$ 4.15
Placement Agent Warrants [Member] | Private Placement Warrants 2011-2012 [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value per Warrant						$ 0.32	$ 0.83		$ 3.35
Investors And Placement Agent Warrants [Member] | February 2014 Private Placement warrants [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	[1]	1.48%			1.63%
Expected volatility	[2]	51.21%			61.49%
Expected life (in years)	[3]	4 years 9 months 18 days			5 years 2 months 12 days
Expected dividend yield	[4]	0.00%			0.00%
Fair value per Warrant		$ 1.10			$ 8.90

[1]	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.
[2]	Expected volatility - was calculated based on actual historical stock price movements of companies in the same industry over a term that is equivalent to the expected term of the option.
[3]	Expected life - the expected life was based on the expiration date of the warrants.
[4]	Expected dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.